INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Deferred tax assets:
Advertising expense and prepaid rental	$ 252,996	$ 229,735
Property and equipment	6,893	6,923
Impairment loss on long-term investments	46,000	19,870
Others	21,939	61,482
Tax losses carry-forward	249,134	185,700
Less: valuation allowance	(570,215)	(186,521)
Deferred tax assets, net	6,747	317,189
Deferred tax liabilities:
Intangible assets	184	10,207
Property and equipment	924	126
Others	572
Deferred tax liabilities	$ 1,680	$ 10,333